OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING COSTS AND EXPENSES
Schedule of components of operating expenses

	12/31/2021	12/31/2020	12/31/2019
Personnel	(5,273,044)	(4,742,852)	(5,827,606)
Material	(303,307)	(273,664)	(279,773)
Services	(1,950,089)	(1,962,872)	(2,170,908)
Energy purchased for resale (a)	(4,259,957)	(2,400,358)	(2,162,318)
Cost recovery – adherence to hydrological risk (b)	4,265,889	—	—
Charge for use of electricity grid	(2,461,443)	(2,500,315)	(1,593,223)
Fuel for electricity production	(2,338,395)	(2,092,135)	(2,107,161)
Construction	(1,395,066)	(966,443)	(915,117)
Depreciation and amortization	(2,081,459)	(1,862,869)	(1,807,429)
Donations and contributions	(164,696)	(167,408)	(156,166)
Operational Provisions/Reversals (41.1)	(14,893,039)	(7,373,551)	(2,005,808)
Indemnities for losses and damages	—	(651,407)	—
Others	(1,647,984)	(1,377,722)	(1,415,834)
Total	(32,502,590)	(26,371,596)	(20,441,343)

(a)	This increase was mainly due to the sale of energy imported from Uruguay for R$1,426 million on the CCEE, corresponding to 1,116 GWh of imported energy. In the corresponding period of 2020, the Company only sold 234 GWh.
(b)	The variation in the year corresponds mainly to the extension of the terms of the concessions of hydroelectric plants/complexes, due to the renegotiation of the hydrological risk, under the terms of Law No. 14,052/2020, recorded in cost recovery, in return for the intangible asset. For more information see notes 3 and 21.

Schedule of operating provisions and (reversals)

	12/31/2021	12/31/2020	12/31/2019
Contingencies (a)	(13,046,713)	(4,187,904)	(1,757,494)
(Provision)/Reversal for losses on investment	(20,712)	(679,801)	334,100
Provision for Implantion of Shares - Compulsory Loan (b)	(107,652)	(345,393)	—
ECL - Financing and loans (c)	(638,894)	(139,237)	(356,202)
ECL - Consumers and Resellers (d)	110,282	(804,865)	(267,938)
Provision for ANEEL – CCC (e)	(498,630)	(63,525)	53,063
Provision for short-term liabilities (f)	(705,864)	—	—
Guarantees	25,976	12,395	101,274
Onerous contracts	16,219	(89,053)	179,003
Candiota III Plant - Inflexibility	(10,308)	(50,582)	—
Candiota III Plant - Coal	—	(76,345)	—
Adjustment portion RAP (g)	—	(223,881)	—
Provisions for the reduction of Fuel inventories (h)	(126,286)	—	—
GAG improvement	(29,268)	(177,588)	(209,917)
Impairment of long-term assets (i)	475,406	(441,664)	121,581
Provision for judicial deposits (j)	(233,908)	—	—
Other	(102,687)	(106,108)	(203,278)
	(14,893,039)	(7,373,551)	(2,005,808)

(a)	The variation in the fiscal year refers mainly to a provision in the amount of R$10,896,956 related to the lawsuits related to the compulsory loan. See note 33.
(b)

The change in the amount of R$ 237,741, which refers to the Implementation of Compulsory Loan Actions is due to the updating of the value of the liability by the market value of preferred shares B and the amount equivalent to the non-prescribed proceeds. For more details see note 27.

(c)	The variation refers substantially to the provision made in 2021, in the amount of R$ 620,089 related to debt service contracts with Amazonas Energia. More details can be found in note 11.
(d)

The variance refers substantially to the reversal of provisions for doubtful accounts in 2021 of Roraima Energia S.A. in the amount of R$ 520,757 and CEA in the amount of R$ 134,129. See details on Note 10.

(e)

The change in the fiscal year refers to the suplemental provision in connection with the issuance of the technical notes of ANEEL Nos. 106/2021, 111/2021 and 152/2021 referring to the results of the second period of supervision of CCC credits assumed by Energisa Rondônia - Distribuidora de Energia S.A., Energisa Acre - Distribuidora de Energia S.A. and Roraima Energia S.A. in the privatization process of distributors. See note 15(b).

(f)

The change in the fiscal year refers to the recognition of the provision for short-term liabilities in Furnas in the amount of R$ 705,864, derived from the future amount of contribution in proportion to its participation in the investee Madeira Energia S.A. (MESA) and Santo Antonio Energia S.A., the wholly-owned parent company, impacted by the arbitration procedure. For more information see note 19.

(g)

The variation refers to the conclusion of the review of administration, operation and maintenance costs, from July 1, 2018 to July 1, 2020, which occurred in the tariff review process of the concession contract 057/2001 by the subsidiary CGT Eletrosul.

(h)	In 2021 the Company recorded a provision for losses related to coal inventory due to its low probability of recoverability.
(i)	In 2021 there was impairment reversals as described in Note 22.
(j)

The provision for losses in the amount of R$ 233,908 by Chesf, in which the subsidiary revisited its process of analysis and reconciliation of the balances of judicial deposits in relation to the information issued by financial institutions. In the process, it was not possible to identify all the amounts recorded related to deposits, and it was necessary to make a provision rectifying the balance of deposits recorded in the asset.